Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date
27-Feb-06
Determination Date 15-Feb-06 Accrual Periods: Begin End
Record Date - Physical Certificates 06-Feb-06 Libor Certificates 2/6/2006 2/26/2006
Record Date - non Physical Certificates 24-Feb-06
Payment Detail:
Pass
Realized
Interest
Through
Original
Beginning
Principal
Interest
Total
Losses/
Shortfall
Ending
Class
Rate
Balance
Balance (1)
Paid
Paid
Paid
Writedown
Amount
Balance (1)
A1 4.78538% $396,315,000.00 $396,315,000.00 $2,870,635.16 $1,106,302.09 $3,976,937.25 N/A $0.00 $393,444,364.84
A2 4.65038% $226,591,000.00 $226,591,000.00 $2,445,897.35 $614,678.32 $3,060,575.67 N/A $0.00 $224,145,102.65
A3 4.77038% $197,040,000.00 $197,040,000.00 $0.00 $548,307.48 $548,307.48 N/A $0.00 $197,040,000.00
A4 4.87038% $21,846,000.00 $21,846,000.00 $0.00 $62,065.69 $62,065.69 N/A $0.00 $21,846,000.00
M-1 4.97038% $43,522,000.00 $43,522,000.00 $0.00 $126,187.18 $126,187.18 $0.00 $0.00 $43,522,000.00
M-2 4.99038% $40,216,000.00 $40,216,000.00 $0.00 $117,070.99 $117,070.99 $0.00 $0.00 $40,216,000.00
M-3 5.02038% $28,096,000.00 $28,096,000.00 $0.00 $82,280.68 $82,280.68 $0.00 $0.00 $28,096,000.00
M-4 5.15038% $19,282,000.00 $19,282,000.00 $0.00 $57,930.62 $57,930.62 $0.00 $0.00 $19,282,000.00
M-5 5.19038% $19,282,000.00 $19,282,000.00 $0.00 $58,380.53 $58,380.53 $0.00 $0.00 $19,282,000.00
M-6 5.28038% $17,078,000.00 $17,078,000.00 $0.00 $52,604.03 $52,604.03 $0.00 $0.00 $17,078,000.00
M-7 5.87038% $18,180,000.00 $18,180,000.00 $0.00 $62,255.38 $62,255.38 $0.00 $0.00 $18,180,000.00
M-8 6.07038% $13,222,000.00 $13,222,000.00 $0.00 $46,819.83 $46,819.83 $0.00 $0.00 $13,222,000.00
M-9 7.07038% $12,120,000.00 $12,120,000.00 $0.00 $49,987.59 $49,987.59 $0.00 $0.00 $12,120,000.00
M-10 7.07038% $12,120,000.00 $12,120,000.00 $0.00 $49,987.59 $49,987.59 $0.00 $0.00 $12,120,000.00
M-11 7.07038% $8,264,000.00 $8,264,000.00 $0.00 $34,083.95 $34,083.95 $0.00 $0.00 $8,264,000.00
M-12 7.07038% $10,467,000.00 $10,467,000.00 $0.00 $43,169.97 $43,169.97 $0.00 $0.00 $10,467,000.00
X N/A $0.00 $0.00 $0.00 $3,590,018.71 $3,590,018.71 N/A $0.00 $18,180,053.92
P N/A $100.00 $100.00 $0.00 $15,489.32 $15,489.32 N/A $0.00 $100.00
R 4.57038% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
Totals: $1,083,641,100.00 $1,083,641,100.00 $5,316,532.51 $6,717,619.95 $12,034,152.46 $0.00 $0.00 $1,078,324,567.49
(1) Class X is an IO Cert, and the Balances reflected for this Cert is a Notional Amount
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Writedown
Balance
Index
Value
A1 04541GVG4 $1,000.00000000 $7.24331696 $2.79147166 $0.00000000 $0.00000000 $992.75668304 LIBOR 4.57038%
A2 04541GVH2 $1,000.00000000 $10.79432700 $2.71272169 $0.00000000 $0.00000000 $989.20567300 SWAP LIBOR 0.00000%
A3 04541GVJ8 $1,000.00000000 $0.00000000 $2.78272168 $0.00000000 $0.00000000 $1,000.00000000
A4 04541GVK5 $1,000.00000000 $0.00000000 $2.84105511 $0.00000000 $0.00000000 $1,000.00000000
M-1 04541GVL3 $1,000.00000000 $0.00000000 $2.89938836 $0.00000000 $0.00000000 $1,000.00000000
M-2 04541GVM1 $1,000.00000000 $0.00000000 $2.91105505 $0.00000000 $0.00000000 $1,000.00000000
M-3 04541GVN9 $1,000.00000000 $0.00000000 $2.92855495 $0.00000000 $0.00000000 $1,000.00000000
M-4 04541GVP4 $1,000.00000000 $0.00000000 $3.00438855 $0.00000000 $0.00000000 $1,000.00000000
M-5 04541GVQ2 $1,000.00000000 $0.00000000 $3.02772171 $0.00000000 $0.00000000 $1,000.00000000
M-6 04541GVR0 $1,000.00000000 $0.00000000 $3.08022192 $0.00000000 $0.00000000 $1,000.00000000
M-7 04541GVS8 $1,000.00000000 $0.00000000 $3.42438834 $0.00000000 $0.00000000 $1,000.00000000
M-8 04541GVT6 $1,000.00000000 $0.00000000 $3.54105506 $0.00000000 $0.00000000 $1,000.00000000
M-9 04541GVU3 $1,000.00000000 $0.00000000 $4.12438861 $0.00000000 $0.00000000 $1,000.00000000
M-10 04541GVV1 $1,000.00000000 $0.00000000 $4.12438861 $0.00000000 $0.00000000 $1,000.00000000
M-11 04541GVW9 $1,000.00000000 $0.00000000 $4.12438892 $0.00000000 $0.00000000 $1,000.00000000
M-12 04541GVX7 $1,000.00000000 $0.00000000 $4.12438808 $0.00000000 $0.00000000 $1,000.00000000
X 04541GVY5 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 0451GVZ2 $1,000.00000000 $0.00000000 $154,893.2000 $0.00000000 $0.00000000 $1,000.00000000
R 04541GWA6 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
For additional information regarding the Mortgage Loans serviced by Select Portfolio Servicing, Inc., please contact Select Portfolio Servicing, Inc. at csfbdeals@spservicing.com.
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date
27-Feb-06
Determination Date 15-Feb-06 Accrual Periods: Begin End
Record Date - Physical Certificates 06-Feb-06 Libor Certificates 2/6/2006 2/26/2006
Record Date - non Physical Certificates 24-Feb-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Realized
Allocation of
Net
Total
Margin or
Accrued @
Losses
Net PPIS &
WAC Rate
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Carryover
Paid
A1 4.78538% $1,106,302.09 $0.00 $0.00 $0.00 $1,106,302.09
A2 4.65038% $614,678.32 $0.00 $0.00 $0.00 $614,678.32
A3 4.77038% $548,307.48 $0.00 $0.00 $0.00 $548,307.48
A4 4.87038% $62,065.69 $0.00 $0.00 $0.00 $62,065.69
M-1 4.97038% $126,187.18 $0.00 $0.00 $0.00 $126,187.18
M-2 4.99038% $117,070.99 $0.00 $0.00 $0.00 $117,070.99
M-3 5.02038% $82,280.68 $0.00 $0.00 $0.00 $82,280.68
M-4 5.15038% $57,930.62 $0.00 $0.00 $0.00 $57,930.62
M-5 5.19038% $58,380.53 $0.00 $0.00 $0.00 $58,380.53
M-6 5.28038% $52,604.03 $0.00 $0.00 $0.00 $52,604.03
M-7 5.87038% $62,255.38 $0.00 $0.00 $0.00 $62,255.38
M-8 6.07038% $46,819.83 $0.00 $0.00 $0.00 $46,819.83
M-9 7.07038% $49,987.59 $0.00 $0.00 $0.00 $49,987.59
M-10 7.07038% $49,987.59 $0.00 $0.00 $0.00 $49,987.59
M-11 7.07038% $34,083.95 $0.00 $0.00 $0.00 $34,083.95
M-12 7.07038% $43,169.97 $0.00 $0.00 $0.00 $43,169.97
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date
27-Feb-06
Determination Date 15-Feb-06 Accrual Periods: Begin End
Record Date - Physical Certificates 06-Feb-06 Libor Certificates 2/6/2006 2/26/2006
Record Date - non Physical Certificates 24-Feb-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
STATEMENT TO CERTIFICATEHOLDERS
Totals
Group 1
Group 2
Ending Collateral Balance 1,096,504,621.41 515,865,496.85 580,639,124.56
Net WAC Reserve Fund
Beginning Balance
1,000.00
Deposit 0.00
Withdrawal to Pay Carryover Amts 0.00
Withdrawal in Excess of Required Bal 0.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Balance 1,000.00
Miscellaneous:
Cumulative Recoveries
0.00
Current Advances 0.00
Outstanding Advances 0.00
Extraordinary Trust Fund Expenses 0.00
Reconciliation:
Available funds (A):
Servicer remittance
12,047,925.22
Net Payments to Trust from Swap Counterparty 0.00
12,047,925.22
Distributions (B):
Trustee fee
0.00
LPA Fee 13,772.76
Net Payments to Counterparty from Swap Trust 0.00
Total interest distributed 6,717,619.95
Total principal distributed 5,316,532.51
Net Deposits to Basis Risk account 0.00
12,047,925.22
(A) - (B): 0.00
Supplemental Interest Trust:
Beginning Balance
1,000.00
Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00
Deposit: Counterparty Termination Payment 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to X, remaining amounts 0.00
Ending Balance 1,000.00
ACCOUNT ACTIVITY

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date
27-Feb-06
Determination Date 15-Feb-06 Accrual Periods: Begin End
Record Date - Physical Certificates 06-Feb-06 Libor Certificates 2/6/2006 2/26/2006
Record Date - non Physical Certificates 24-Feb-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Credit Enhancement Percentage 23.600%
B) Ending Collateral Balance 1,096,504,621.41 Credit Enhancement Percentage for purposes of Stepdown 23.600%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling One Month Delinquency Rate 0.000% The earlier of:
E) Credit Enhancement % 23.6000% 1) First payment date when Seniors are reduced to zero. NO
F) Applicable % multiplied by Credit Enhancement % 8.000% 2) later of (x) February 2009 NO
G) Cumulative Realized Losses 0.00 (y) Date when Credit Enhancement % >= 47.20% NO
H) Original Collateral Balance 1,101,821,449.88
NO
I) Cumulative Loss % ( G /H) 0.000%
J) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
Ending Overcollateralization Amount
18,180,053.92
A Trigger Event will occur if either (1) or (2) is True: Target Overcollateralization Amount 18,180,053.92
1) Rolling One Month Delinquency Rate equals or exceeds applicable limit (D > = F). NO Ending Overcollateralization deficiency amount 0.00
2) Cumulative Loss % exceeds applicable limit (I > J). NO Overcollateralization release amount 295.96
NO
Excess Overcollateralization Amount 0.00
Overcollateralization increase amount 0.00
SPS Termination Test:
Excess interest distributions:
Relevant information: Excess available interest (A): 3,590,018.71
A) Cumulatiave Realized SPS Losses 0.00
B) Cut-Off Balance of SPS Loans 0.00 1) as additional principal to certificates 0.00
C) SPS Realized Loss Percentage 0.00% 2) Unpaid Interest Shortfall Amount 0.00
D) Applicable loss limit 4.60% 3) Allocated Realized Loss Amount 0.00
4) Unpaid Net PPIS & RAIS 0.00
The SPS Termination Test will be failed if: 5) To Net WAC Res. Fund any Net WAC Rate Carryover Amount
1) SPS Realized Loss % exceeds applicable limit (C > D), and NO 6) To Supp Interest Trust - Swap Term Payments 0.00
2) Certificateholders voted to remove SPS? NO 7) Remaining Amounts to X 3,590,018.71
FAIL?: NO (B): 3,590,018.71
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
COLLATERAL / REMITTANCE SUMMARY
Distribution Date: 2/25/2006
Susan Burdick
Contact:
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,101,821,449.88
5,316,828.47
0.00
0.00
0.00
1,096,504,621.41
556,724.61
4,724,581.37
35,522.49
0.00
0.00
5,316,828.47
7,174,700.10
459,092.67
0.00
0.00
0.00
0.00
0.00
6,715,607.43
15,489.32
0.00
12,047,925.22
7,503
7,477
0.9951741295
7.81401%
7.31401%
12.08913%
0.00
0
0.00
0.00
0.00
0.00
707,000.00
2.00
0.00
0.00
0.00
459,092.67
0.00
0.00
0.00
0.00
0.00
518,736,291.81
2,870,794.96
0.00
0.00
0.00
515,865,496.85
244,274.77
2,607,891.94
18,628.25
0.00
0.00
2,870,794.96
3,370,894.67
216,140.44
0.00
0.00
0.00
0.00
0.00
3,154,754.23
15,489.32
0.00
6,041,038.51
3,890
3,878
0.9944650000
7.79794%
7.29794%
11.98127%
0.00
0
0.00
0.00
0.00
0.00
707,000.00
2.00
0.00
0.00
0.00
216,140.44
0.00
0.00
0.00
0.00
0.00
583,085,158.07
2,446,033.51
0.00
0.00
0.00
580,639,124.56
312,449.84
2,116,689.43
16,894.24
0.00
0.00
2,446,033.51
3,803,805.43
242,952.23
0.00
0.00
0.00
0.00
0.00
3,560,853.20
0.00
0.00
6,006,886.71
3,613
3,599
0.9958050000
7.82830%
7.32830%
12.18509%
0.00
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
242,952.23
0.00
0.00
0.00
0.00
0.00
C 1
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
Supplemental Collateral Information *
I. Mortgage Loan Characteristics Report
II. Delinquency Report
III. Delinquency History Report - Six Months
IV. CPR / CDR History Report - Six Months
Issuance Dates
V. Prepayment & Liquidation Loan Detail Report
VI. Realized Loss Detail Report
VII. REO Loan Detail Report
VIII. Foreclosure Loan Detail Report
IX. Bankruptcy Loan Detail Report
February 25, 2006
January 01, 2006
February 06, 2006
Issuance Parties
Select Portfolio Servicing, Inc.
DLJ Mortgage Capital Inc.
N/A
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Susan Burdick
Account Administrator
651-495-3840
Name:
Title:
Phone:
Mobile:
Fax:
susan.burdick@usbank.com
Email:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report, or may change its format, at any time and without notice to any Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
XI. Material Breaches Report
X. Material Modifications, Extensions, Waivers Report
02/24/2006 6:48 pm Page S1
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 100K
3,219 190,480,206.27 17.37% 1,749 97,220,269.60 18.85% 1,470 93,259,936.67 16.06%
100K to 200K
2,483 355,664,672.87 32.44% 1,322 190,295,551.76 36.89% 1,161 165,369,121.11 28.48%
200K to 300K
1,035 250,164,528.14 22.81% 525 126,315,455.91 24.49% 510 123,849,072.23 21.33%
300K to 400K
431 148,915,594.37 13.58% 227 77,873,775.86 15.10% 204 71,041,818.51 12.24%
400K to 500K
206 91,091,213.06 8.31% 50 21,423,435.04 4.15% 156 69,667,778.02 12.00%
500K to 600K
70 37,554,797.80 3.42% 4 2,098,826.13 0.41% 66 35,455,971.67 6.11%
600K to 700K
25 15,788,934.18 1.44% 1 638,182.55 0.12% 24 15,150,751.63 2.61%
700K to 800K
3 2,250,806.18 0.21% 0 0.00 0.00% 3 2,250,806.18 0.39%
800K to 900K
3 2,520,206.04 0.23% 0 0.00 0.00% 3 2,520,206.04 0.43%
1000K to 1100K
2 2,073,662.50 0.19% 0 0.00 0.00% 2 2,073,662.50 0.36%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
I. MORTGAGE LOAN CHARACTERISTIC REPORT
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
Group 2
0K to 100K 100K to 200K 200K to 300K 300K to 400K 400K to 500K 500K to 600K 600K to 700K 700K to 800K 800K to 900K
1000K to 1100K
Balance
02/24/2006 6:48 pm Page S2
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.00% - 4.99%
1 283,603.06 0.03% 0 0.00 0.00% 1 283,603.06 0.05%
5.00% - 5.99%
264 69,707,515.31 6.36% 140 32,241,274.96 6.25% 124 37,466,240.35 6.45%
6.00% - 6.99%
1,224 267,033,440.89 24.35% 668 134,090,535.36 25.99% 556 132,942,905.53 22.90%
7.00% - 7.99%
1,954 348,532,526.92 31.79% 977 159,095,375.23 30.84% 977 189,437,151.69 32.63%
8.00% - 8.99%
1,472 213,587,256.89 19.48% 729 100,218,104.80 19.43% 743 113,369,152.09 19.52%
9.00% - 9.99%
1,270 136,564,499.67 12.45% 624 61,437,074.57 11.91% 646 75,127,425.10 12.94%
10.00% - 10.99%
1,005 47,965,146.23 4.37% 534 20,632,776.27 4.00% 471 27,332,369.96 4.71%
11.00% - 11.99%
146 7,551,673.96 0.69% 93 3,968,891.56 0.77% 53 3,582,782.40 0.62%
12.00% - 12.99%
141 5,278,958.48 0.48% 113 4,181,464.10 0.81% 28 1,097,494.38 0.19%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Margin: 7.80%
Group 2 Weighted Average Margin: 7.83%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2 508,967.59 0.06% 2 508,967.59 0.13% 0 0.00 0.00%
3.00% - 3.99%
17 4,277,429.48 0.49% 10 2,169,168.50 0.54% 7 2,108,260.98 0.45%
4.00% - 4.99%
235 57,404,881.94 6.61% 124 27,231,815.82 6.80% 111 30,173,066.12 6.45%
5.00% - 5.99%
1,166 246,394,369.09 28.36% 587 109,808,453.82 27.40% 579 136,585,915.27 29.18%
6.00% - 6.99%
1,672 300,212,964.10 34.56% 839 141,016,962.53 35.19% 833 159,196,001.57 34.01%
7.00% - 7.99%
1,169 169,884,767.42 19.55% 574 79,893,231.63 19.94% 595 89,991,535.79 19.23%
8.00% - 8.99%
699 86,543,628.20 9.96% 339 38,270,553.23 9.55% 360 48,273,074.97 10.31%
9.00% - 9.99%
27 2,336,679.03 0.27% 18 1,559,911.64 0.39% 9 776,767.39 0.17%
10.00% - 10.99%
9 624,055.05 0.07% 4 244,438.94 0.06% 5 379,616.11 0.08%
14.00% - 14.99%
1 604,000.00 0.07% 0 0.00 0.00% 1 604,000.00 0.13%
Total
4,997
868,791,741.90
100.00%
2,497
400,703,503.70
100.00%
2,500
468,088,238.20
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.45%
Group 2 Weighted Average Margin: 6.47%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.00% - 4.99%
5 971,137.32 0.11% 2 260,249.32 0.06% 3 710,888.00 0.15%
5.00% - 5.99%
160 41,798,201.39 4.81% 93 20,179,845.52 5.04% 67 21,618,355.87 4.62%
6.00% - 6.99%
1,064 229,783,532.58 26.45% 566 113,163,168.16 28.24% 498 116,620,364.42 24.91%
7.00% - 7.99%
1,641 300,599,659.82 34.60% 807 133,070,132.19 33.21% 834 167,529,527.63 35.79%
8.00% - 8.99%
1,171 181,284,289.26 20.87% 574 83,919,102.63 20.94% 597 97,365,186.63 20.80%
9.00% - 9.99%
894 108,601,383.90 12.50% 428 48,186,285.86 12.03% 466 60,415,098.04 12.91%
10.00% - 10.99%
48 4,785,492.99 0.55% 19 1,486,125.62 0.37% 29 3,299,367.37 0.70%
11.00% - 11.99%
14 968,044.64 0.11% 8 438,594.40 0.11% 6 529,450.24 0.11%
Total
4,997
868,791,741.90
100.00%
2,497
400,703,503.70
100.00%
2,500
468,088,238.20
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.63%
Group 2 Weighted Average Lifetime Rate Floor: 7.69%
02/24/2006 6:48 pm Page S3
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00% - 10.99%
2 684,528.29 0.08% 1 400,925.23 0.10% 1 283,603.06 0.06%
11.00% - 11.99%
133 35,414,550.58 4.08% 80 17,890,321.79 4.46% 53 17,524,228.79 3.74%
12.00% - 12.99%
962 213,986,441.02 24.63% 510 104,531,559.62 26.09% 452 109,454,881.40 23.38%
13.00% - 13.99%
1,679 308,510,002.19 35.51% 832 138,214,612.87 34.49% 847 170,295,389.32 36.38%
14.00% - 14.99%
1,218 189,966,617.04 21.87% 596 87,359,337.51 21.80% 622 102,607,279.53 21.92%
15.00% - 15.99%
931 113,589,159.65 13.07% 443 49,677,659.20 12.40% 488 63,911,500.45 13.65%
16.00% - 16.99%
56 5,501,683.58 0.63% 25 2,019,778.17 0.50% 31 3,481,905.41 0.74%
17.00% - 17.99%
16 1,138,759.55 0.13% 10 609,309.31 0.15% 6 529,450.24 0.11%
Total
4,997
868,791,741.90
100.00%
2,497
400,703,503.70
100.00%
2,500
468,088,238.20
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.68%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.75%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,997 868,791,741.90 100.00% 2,497 400,703,503.70 100.00% 2,500 468,088,238.20 100.00%
Total
4,997
868,791,741.90
100.00%
2,497
400,703,503.70
100.00%
2,500
468,088,238.20
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,997 868,791,741.90 100.00% 2,497 400,703,503.70 100.00% 2,500 468,088,238.20 100.00%
Total
4,997
868,791,741.90
100.00%
2,497
400,703,503.70
100.00%
2,500
468,088,238.20
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4,997 868,791,741.90 100.00% 2,497 400,703,503.70 100.00% 2,500 468,088,238.20 100.00%
Total
4,997
868,791,741.90
100.00%
2,497
400,703,503.70
100.00%
2,500
468,088,238.20
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Condominium
379 54,576,434.33 4.98% 182 23,215,398.73 4.50% 197 31,361,035.60 5.40%
Multifamily
393 83,519,212.27 7.62% 208 43,448,607.70 8.42% 185 40,070,604.57 6.90%
Planned Unit Development
819 132,957,714.23 12.13% 384 57,421,693.01 11.13% 435 75,536,021.22 13.01%
Single Family
5,860 821,734,882.65 74.94% 3,090 390,334,135.86 75.67% 2,770 431,400,746.79 74.30%
Townhouse
26 3,716,377.93 0.34% 14 1,445,661.55 0.28% 12 2,270,716.38 0.39%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
5,051 738,081,180.81 67.31% 2,632 351,678,441.24 68.17% 2,419 386,402,739.57 66.55%
2006
2,426 358,423,440.60 32.69% 1,246 164,187,055.61 31.83% 1,180 194,236,384.99 33.45%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Year of Origination
Year
02/24/2006 6:48 pm Page S4
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.0 - 9.9
1 46,965.60 0.00% 1 46,965.60 0.01% 0 0.00 0.00%
10.0 - 19.9
12 1,814,314.13 0.17% 10 684,620.63 0.13% 2 1,129,693.50 0.19%
20.0 - 29.9
29 3,167,267.92 0.29% 15 1,371,774.59 0.27% 14 1,795,493.33 0.31%
30.0 - 39.9
62 7,725,685.17 0.70% 30 3,221,739.59 0.62% 32 4,503,945.58 0.78%
40.0 - 49.9
131 18,203,635.56 1.66% 77 11,026,769.17 2.14% 54 7,176,866.39 1.24%
50.0 - 59.9
184 30,472,073.75 2.78% 107 17,609,740.33 3.41% 77 12,862,333.42 2.22%
60.0 - 69.9
444 76,345,572.48 6.96% 263 45,018,497.33 8.73% 181 31,327,075.15 5.40%
70.0 - 79.9
797 143,586,215.26 13.09% 429 75,907,801.25 14.71% 368 67,678,414.01 11.66%
80.0 - 89.9
1,290 220,728,819.72 20.13% 688 113,986,920.41 22.10% 602 106,741,899.31 18.38%
90.0 - 99.9
1,604 226,992,982.76 20.70% 779 99,274,106.12 19.24% 825 127,718,876.64 22.00%
100.0 - 100.0
2,923 367,421,089.06 33.51% 1,479 147,716,561.83 28.63% 1,444 219,704,527.23 37.84%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 85
Group 2 Weighted Average LTV: 89
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
12 848,930.99 0.08% 3 174,791.02 0.03% 9 674,139.97 0.12%
169 - 192
157 12,258,868.60 1.12% 89 6,776,661.01 1.31% 68 5,482,207.59 0.94%
217 - 240
182 8,854,652.76 0.81% 143 6,618,127.23 1.28% 39 2,236,525.53 0.39%
289 - 312
5 1,084,876.83 0.10% 3 642,111.64 0.12% 2 442,765.19 0.08%
337 - 360
7,121 1,073,457,292.23 97.90% 3,640 501,653,805.95 97.25% 3,481 571,803,486.28 98.48%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 353
Group 2 Weighted Average Remaining Amortization Months: 355
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
12 848,930.99 0.08% 3 174,791.02 0.03% 9 674,139.97 0.12%
169 - 192
157 12,258,868.60 1.12% 89 6,776,661.01 1.31% 68 5,482,207.59 0.94%
217 - 240
182 8,854,652.76 0.81% 143 6,618,127.23 1.28% 39 2,236,525.53 0.39%
289 - 312
5 1,084,876.83 0.10% 3 642,111.64 0.12% 2 442,765.19 0.08%
337 - 360
7,121 1,073,457,292.23 97.90% 3,640 501,653,805.95 97.25% 3,481 571,803,486.28 98.48%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 353
Group 2 Weighted Average Remaining Months: 355
02/24/2006 6:48 pm Page S5
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
12 848,930.99 0.08% 3 174,791.02 0.03% 9 674,139.97 0.12%
169 - 192
157 12,258,868.60 1.12% 89 6,776,661.01 1.31% 68 5,482,207.59 0.94%
217 - 240
182 8,854,652.76 0.81% 143 6,618,127.23 1.28% 39 2,236,525.53 0.39%
289 - 312
5 1,084,876.83 0.10% 3 642,111.64 0.12% 2 442,765.19 0.08%
337 - 360
7,121 1,073,457,292.23 97.90% 3,640 501,653,805.95 97.25% 3,481 571,803,486.28 98.48%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 356
Group 2 Weighted Average Original Amortization Months: 358
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
12 848,930.99 0.08% 3 174,791.02 0.03% 9 674,139.97 0.12%
169 - 192
157 12,258,868.60 1.12% 89 6,776,661.01 1.31% 68 5,482,207.59 0.94%
217 - 240
182 8,854,652.76 0.81% 143 6,618,127.23 1.28% 39 2,236,525.53 0.39%
289 - 312
5 1,084,876.83 0.10% 3 642,111.64 0.12% 2 442,765.19 0.08%
337 - 360
7,121 1,073,457,292.23 97.90% 3,640 501,653,805.95 97.25% 3,481 571,803,486.28 98.48%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 356
Group 2 Weighted Average Original Remaining Months: 358
02/24/2006 6:48 pm Page S6
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
44 4,560,499.04 0.42% 22 1,907,104.57 0.37% 22 2,653,394.47 0.46%
ARIZONA
370 58,849,249.64 5.37% 204 31,424,155.38 6.09% 166 27,425,094.26 4.72%
ARKANSAS
27 2,182,825.19 0.20% 11 921,551.06 0.18% 16 1,261,274.13 0.22%
CALIFORNIA
581 151,825,152.26 13.85% 320 74,673,365.47 14.48% 261 77,151,786.79 13.29%
COLORADO
191 26,592,230.54 2.43% 139 17,646,778.11 3.42% 52 8,945,452.43 1.54%
CONNECTICUT
115 18,471,358.66 1.68% 69 10,112,936.26 1.96% 46 8,358,422.40 1.44%
DELAWARE
24 3,697,160.35 0.34% 12 1,525,146.98 0.30% 12 2,172,013.37 0.37%
DISTRICT OF COLUMBIA
1 180,000.00 0.02% 1 180,000.00 0.03% 0 0.00 0.00%
FLORIDA
883 131,004,409.81 11.95% 409 55,329,856.72 10.73% 474 75,674,553.09 13.03%
GEORGIA
198 23,110,830.38 2.11% 105 10,264,354.49 1.99% 93 12,846,475.89 2.21%
IDAHO
13 1,400,068.70 0.13% 9 951,959.93 0.18% 4 448,108.77 0.08%
ILLINOIS
371 52,491,845.89 4.79% 186 23,011,543.74 4.46% 185 29,480,302.15 5.08%
INDIANA
175 12,463,088.69 1.14% 101 7,246,097.27 1.40% 74 5,216,991.42 0.90%
IOWA
29 2,395,730.83 0.22% 11 998,292.58 0.19% 18 1,397,438.25 0.24%
KANSAS
36 3,784,731.91 0.35% 19 1,488,518.83 0.29% 17 2,296,213.08 0.40%
KENTUCKY
87 6,766,544.38 0.62% 39 2,367,087.38 0.46% 48 4,399,457.00 0.76%
LOUISIANA
101 8,908,849.78 0.81% 55 3,829,054.24 0.74% 46 5,079,795.54 0.87%
MAINE
107 11,742,916.94 1.07% 52 5,357,138.34 1.04% 55 6,385,778.60 1.10%
MARYLAND
147 29,090,469.23 2.65% 84 15,533,118.53 3.01% 63 13,557,350.70 2.33%
MASSACHUSETTS
95 19,769,036.76 1.80% 54 10,498,436.96 2.04% 41 9,270,599.80 1.60%
MICHIGAN
343 33,277,795.12 3.03% 191 16,176,629.45 3.14% 152 17,101,165.67 2.95%
MINNESOTA
92 13,658,857.69 1.25% 55 7,406,024.81 1.44% 37 6,252,832.88 1.08%
MISSISSIPPI
30 2,553,779.51 0.23% 12 1,070,013.25 0.21% 18 1,483,766.26 0.26%
MISSOURI
251 20,382,722.98 1.86% 128 9,833,269.76 1.91% 123 10,549,453.22 1.82%
NEBRASKA
39 3,089,501.67 0.28% 24 1,742,813.47 0.34% 15 1,346,688.20 0.23%
NEVADA
226 40,948,408.08 3.73% 116 19,360,126.14 3.75% 110 21,588,281.94 3.72%
NEW HAMPSHIRE
108 17,072,874.66 1.56% 64 9,807,175.48 1.90% 44 7,265,699.18 1.25%
NEW JERSEY
181 40,466,586.76 3.69% 93 18,481,744.35 3.58% 88 21,984,842.41 3.79%
NEW MEXICO
20 2,605,778.66 0.24% 9 899,754.53 0.17% 11 1,706,024.13 0.29%
NEW YORK
501 121,971,847.29 11.12% 217 49,496,799.94 9.59% 284 72,475,047.35 12.48%
NORTH CAROLINA
162 13,829,371.03 1.26% 82 6,302,538.65 1.22% 80 7,526,832.38 1.30%
NORTH DAKOTA
2 121,709.07 0.01% 2 121,709.07 0.02% 0 0.00 0.00%
OHIO
571 47,810,747.79 4.36% 310 24,399,201.15 4.73% 261 23,411,546.64 4.03%
OKLAHOMA
24 1,570,895.27 0.14% 9 422,265.54 0.08% 15 1,148,629.73 0.20%
OREGON
49 6,567,840.37 0.60% 28 3,351,267.91 0.65% 21 3,216,572.46 0.55%
PENNSYLVANIA
100 11,592,558.14 1.06% 50 4,487,134.32 0.87% 50 7,105,423.82 1.22%
RHODE ISLAND
59 11,430,768.22 1.04% 33 6,172,745.50 1.20% 26 5,258,022.72 0.91%
SOUTH CAROLINA
69 6,170,647.37 0.56% 35 3,065,602.21 0.59% 34 3,105,045.16 0.53%
SOUTH DAKOTA
2 148,649.11 0.01% 2 148,649.11 0.03% 0 0.00 0.00%
TENNESSEE
77 6,124,571.62 0.56% 45 3,299,790.88 0.64% 32 2,824,780.74 0.49%
TEXAS
389 39,073,818.88 3.56% 139 10,295,093.02 2.00% 250 28,778,725.86 4.96%
UTAH
146 16,701,532.52 1.52% 83 8,552,435.56 1.66% 63 8,149,096.96 1.40%
VERMONT
44 6,108,467.56 0.56% 23 3,070,987.25 0.60% 21 3,037,480.31 0.52%
VIRGINIA
175 31,871,189.99 2.91% 108 16,568,854.03 3.21% 67 15,302,335.96 2.64%
WASHINGTON
130 22,090,287.38 2.01% 72 11,352,100.00 2.20% 58 10,738,187.38 1.85%
WEST VIRGINIA
2 148,402.42 0.01% 1 75,488.51 0.01% 1 72,913.91 0.01%
WISCONSIN
88 9,576,745.13 0.87% 43 4,387,517.98 0.85% 45 5,189,227.15 0.89%
WYOMING
2 251,268.14 0.02% 2 251,268.14 0.05% 0 0.00 0.00%
Total
7,477
1,096,504,621.41
100.00%
3,878
515,865,496.85
100.00%
3,599
580,639,124.56
100.00%
Geographic Distribution by State
State
02/24/2006 6:48 pm Page S7
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
0
2
4
6
8
10
12
14
16
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
OHIO
ILLINOIS
NEVADA
NEW JERSEY
COLORADO
VIRGINIA
MICHIGAN
MARYLAND
WASHINGTON
MASSACHUSETTS
TEXAS
GEORGIA
CONNECTICUT
MISSOURI
NEW HAMPSHIRE
UTAH
MINNESOTA
INDIANA
NORTH CAROLINA
RHODE ISLAND
MAINE
PENNSYLVANIA
WISCONSIN
LOUISIANA
OREGON
TENNESSEE
VERMONT
SOUTH CAROLINA
KENTUCKY
ALABAMA
NEBRASKA
DELAWARE
KANSAS
MISSISSIPPI
IOWA
IDAHO
ARKANSAS
NEW MEXICO
OKLAHOMA
WYOMING
DISTRICT OF
COLUMBIA
SOUTH DAKOTA
NORTH DAKOTA
WEST VIRGINIA
%
Collateral Balance Distribution by State
GROUP 1
0
2
4
6
8
10
12
14
CALIFORNIA
FLORIDA
NEW YORK
ILLINOIS
TEXAS
ARIZONA
OHIO
NEW JERSEY
NEVADA
MICHIGAN
VIRGINIA
MARYLAND
GEORGIA
WASHINGTON
MISSOURI
MASSACHUSETTS
COLORADO
CONNECTICUT
UTAH
NORTH CAROLINA
NEW HAMPSHIRE
PENNSYLVANIA
MAINE
MINNESOTA
RHODE ISLAND
INDIANA
WISCONSIN
LOUISIANA
KENTUCKY
OREGON
SOUTH CAROLINA
VERMONT
TENNESSEE
ALABAMA
KANSAS
DELAWARE
NEW MEXICO
MISSISSIPPI
IOWA
NEBRASKA
ARKANSAS
OKLAHOMA
IDAHO
WEST VIRGINIA
%
Collateral Balance Distribution by State
GROUP 2
02/24/2006 6:48 pm Page S8
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
II. DELINQUENCY REPORT
Current
30 - 59 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
7,390
1,085,165,308.85
98.97%
1,085,515,353.17
87
11,339,312.56
1.03%
11,353,966.71
7,477
1,096,504,621.41
1,096,869,319.88
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
7,390
1,085,165,308.85
98.97%
1,085,515,353.17
87
11,339,312.56
1.03%
11,353,966.71
7,477
1,096,504,621.41
100.00%
1,096,869,319.88
All Groups
Current
30 - 59 days
Current 99.0%
30 - 59 days 1.0%
Total: 100.0%
Current
30 - 59 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,838
511,581,786.23
99.17%
511,732,870.11
40
4,283,710.62
0.83%
4,290,627.57
3,878
515,865,496.85
516,023,497.68
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,838
511,581,786.23
99.17%
511,732,870.11
40
4,283,710.62
0.83%
4,290,627.57
3,878
515,865,496.85
100.00%
516,023,497.68
Group 1
Current
30 - 59 days
Current 99.2%
30 - 59 days 0.8%
Total: 100.0%
Current
30 - 59 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,552
573,583,522.62
98.78%
573,782,483.06
47
7,055,601.94
1.22%
7,063,339.14
3,599
580,639,124.56
580,845,822.20
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,552
573,583,522.62
98.78%
573,782,483.06
47
7,055,601.94
1.22%
7,063,339.14
3,599
580,639,124.56
100.00%
580,845,822.20
Group 2
Current
30 - 59 days
Current 98.8%
30 - 59 days 1.2%
Total: 100.0%
02/24/2006 6:48 pm Page S9
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
Delinquency Report
30 - 59 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
87 11,339,312.56 100.00%
87
11,339,312.56
TOTAL
87
11,339,312.56
100.00%
87
11,339,312.56
100.00%
All Groups
30 - 59 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
40 4,283,710.62 100.00%
40
4,283,710.62
TOTAL
40
4,283,710.62
100.00%
40
4,283,710.62
100.00%
Group 1
30 - 59 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
47 7,055,601.94 100.00%
47
7,055,601.94
TOTAL
47
7,055,601.94
100.00%
47
7,055,601.94
100.00%
Group 2
37.78
62.22
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
37.78
62.22
Delinquent
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
02/24/2006 6:48 pm Page S10
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
February 2006
Count
Balance ($)
30 - 59 days
87 11,339,312.56
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
2/
1/
20
06
Balance ($)
30 - 59 days
02/24/2006 6:48 pm Page S11
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
February 2006
Count
Balance ($)
30 - 59 days
40 4,283,710.62
Group 1
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
06
Balance ($)
30 - 59 days
02/24/2006 6:48 pm Page S12
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
February 2006
Count
Balance ($)
30 - 59 days
47 7,055,601.94
Group 2
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
06
Balance ($)
30 - 59 days
02/24/2006 6:48 pm Page S13
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
IV. CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Group 2
Total
Current
Percentage
Amount ($)
5.91%
2,626,520.19
4.31%
2,133,583.67
5.06%
4,760,103.86
Life CPR
Percentage
Amount ($)
5.91% 4.31% 5.06%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/
1/
20
06
Group 1
Group 2
Total
Percentage
CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
2/
1/
20
06
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/
1/
20
06
Group 1
Group 2
Total
Percentage
CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
2/
1/
20
06
Group 1
Group 2
Total
Amount ($)
02/24/2006 6:48 pm Page S14
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
12 2,611,100.00 2,607,891.94 0.00 518,736,291.81
GROUP 2
14 2,120,060.00 2,116,689.43 0.00 583,085,158.07
TOTAL:
26
4,731,160.00
4,724,581.37
0.00
0.50%
99.50%
1
0.36%
99.64%
2
Prepayment Liquidation Beginning Balance
V. PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
406229364 116,700.00 116,539.01 116,457.72 0.00 0.00 0.00 Voluntary PIF 81.29 7.880%
0.000%
406230493 80,000.00 79,912.47 79,868.21 0.00 0.00 0.00 Voluntary PIF 44.26 9.010%
0.000%
406231314 259,200.00 259,200.00 259,200.00 0.00 0.00 0.00 Voluntary PIF 0.00 8.990%
0.000%
406231911 118,000.00 117,750.48 117,666.41 0.00 0.00 0.00 Voluntary PIF 84.07 7.800%
0.000%
406231945 210,000.00 209,192.59 209,030.90 0.00 0.00 0.00 Voluntary PIF 161.69 7.474%
0.000%
406232495 106,900.00 106,680.36 106,680.36 0.00 0.00 0.00 Voluntary PIF 0.00 7.190%
0.000%
406232576 331,400.00 330,827.75 330,539.21 0.00 0.00 0.00 Voluntary PIF 288.54 6.750%
0.000%
406232724 140,200.00 139,994.69 139,919.67 0.00 0.00 0.00 Voluntary PIF 75.02 9.200%
0.000%
406232733 389,900.00 389,900.00 389,900.00 0.00 0.00 0.00 Voluntary PIF 0.00 6.210%
0.000%
406232851 151,800.00 151,686.82 151,629.46 0.00 0.00 0.00 Voluntary PIF 57.36 10.816%
0.000%
406233117 297,500.00 297,500.00 297,500.00 0.00 0.00 0.00 Voluntary PIF 0.00 7.780%
0.000%
406295133 409,500.00 409,500.00 409,500.00 0.00 0.00 0.00 Voluntary PIF 0.00 7.640%
0.000%
Total:
12
2,611,100.00
2,608,684.17
792.23
2,607,891.94
0.00
0.00
0.00
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
406227960 140,000.00 139,608.98 139,493.28 0.00 0.00 0.00 Voluntary PIF 115.70 7.060%
0.000%
406228289 440,000.00 439,049.06 438,728.01 0.00 0.00 0.00 Voluntary PIF 321.05 7.680%
0.000%
406230170 463,410.00 463,410.00 463,410.00 0.00 0.00 0.00 Voluntary PIF 0.00 8.120%
0.000%
406231432 55,700.00 55,650.38 55,608.40 0.00 0.00 0.00 Voluntary PIF 41.98 7.460%
0.000%
406231628 140,000.00 139,923.37 139,846.17 0.00 0.00 0.00 Voluntary PIF 77.20 8.990%
0.000%
406231979 40,000.00 39,956.14 39,933.96 0.00 0.00 0.00 Voluntary PIF 22.18 9.000%
0.000%
406232134 29,500.00 29,427.21 29,398.58 0.00 0.00 0.00 Voluntary PIF 28.63 12.500%
0.000%
02/24/2006 6:48 pm Page S15
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
406232225 118,300.00 118,155.35 118,109.54 0.00 0.00 0.00 Voluntary PIF 45.81 10.753%
0.000%
406232311 317,600.00 317,297.95 317,145.09 0.00 0.00 0.00 Voluntary PIF 152.86 9.679%
0.000%
406232774 118,700.00 118,533.16 118,477.58 0.00 0.00 0.00 Voluntary PIF 55.58 9.850%
0.000%
406295283 34,200.00 34,186.38 34,172.64 0.00 0.00 0.00 Voluntary PIF 13.74 10.490%
0.000%
406296094 87,500.00 87,456.96 87,413.58 0.00 0.00 0.00 Voluntary PIF 43.38 9.500%
0.000%
406296169 86,400.00 86,351.80 86,335.04 0.00 0.00 0.00 Voluntary PIF 16.76 9.400%
0.000%
406296379 48,750.00 48,640.09 48,617.56 0.00 0.00 0.00 Voluntary PIF 22.53 9.990%
0.000%
Total:
14
2,120,060.00
2,117,646.83
957.40
2,116,689.43
0.00
0.00
0.00
02/24/2006 6:48 pm Page S16
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
# None #
VII. REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
02/24/2006 6:48 pm Page S17
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
# None #
VIII. Foreclosure LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
02/24/2006 6:48 pm Page S18
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
# None #
IX. Bankruptcy LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
02/24/2006 6:48 pm Page S19
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
X. MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
02/24/2006 6:48 pm Page S20
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: February 25, 2006
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
XI. MATERIAL BREACHES LOAN DETAIL REPORT
02/24/2006 6:48 pm Page S21